Share Capital and Reserves - Summary of Stock Option Transactions and the Number of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Stock Options Outstanding, Beginning Balance	36,237,148	37,858,334
Number of Stock Options, Granted	9,438,679	9,045,482
Number of Stock Options, Exercised	(6,783,333)	(10,458,334)
Number of Stock Options, Forfeited	(2,274,999)	(208,334)
Number of Stock Options Outstanding, Ending Balance	36,617,495	36,237,148
Number of Stock Options Outstanding, Number of options exercisable	27,706,487
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 1.98	$ 1.42
Weighted Average Exercise Price, Granted	1.79	2.64
Weighted Average Exercise Price, Exercised	0.58	0.49
Weighted Average Exercise Price, Forfeited	2.77	3.23
Weighted Average Exercise Price Outstanding, Ending Balance	2.14	$ 1.98
Weighted Average Exercise Price Outstanding, Number of options exercisable	$ 2.17